S-K 1602(a)(3) Forepart, Sponsor Compensation - Sponsor [Member]	Jan. 16, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,000,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,670,000